Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,446	€ 6,487
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Fair value	6,782
Financial assets at fair value through profit or loss | Level 1
Financial assets at fair value through profit or loss
Fair value	5,106
Financial assets at fair value through profit or loss | Level 2
Financial assets at fair value through profit or loss
Fair value	1,340
Financial assets held for trading
Financial assets at fair value through profit or loss
Fair value	6,446
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Fair value	1,250
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Fair value	1,092
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Fair value	89
Individual amount limit to be included in other related parties	50
Securities lending
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 1,288	€ 1,090